UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08426

                ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2006

                  Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS - 93.7%
Australia - 1.5%
CSL, Ltd.                                                 217,798   $  6,381,433
Telstra Corp., Ltd.                                       496,415      1,533,685
                                                                    ------------
                                                                       7,915,118
                                                                    ------------
Austria - 0.6%
Erste Bank der oesterreichischen Sparkassen AG             64,701      3,463,665
                                                                    ------------
Brazil - 5.8%
All America Latina Logistica (GDR)(b)                      42,100      1,677,066
Companhia Siderurgica Nacional, SA (ADR)                   54,100      1,256,202
Companhia Vale do Rio Doce (ADR)                          101,000      4,429,860
   Sponsored ADR                                          118,000      4,591,380
Investimentos Itau, SA pfd(a)                           2,865,698      8,249,386
Petroleo Brasileiro, SA (ADR)                             148,400      9,460,500
Telesp Celular Participacoes, SA (ADR)(a)                 413,678      1,617,481
                                                                    ------------
                                                                      31,281,875
                                                                    ------------
Chile - 0.1%
Enersis, SA (ADR)                                          41,200        471,328
                                                                    ------------
China - 2.6%
China Petroleum and Chemical Corp. (Sinopec) Cl. H      7,664,000      3,496,017
China Shenhua Energy Co., Ltd. Cl. H(a)                 5,386,000      6,318,214
China Telecom Corp., Ltd. Cl. H                        10,922,000      4,113,904
                                                                    ------------
                                                                      13,928,135
                                                                    ------------
Egypt - 0.7%
Egyptian Co. for Mobile Services                           82,875      2,895,733
Orascom Telecom Holding, SAE (GDR)(b)                      23,591      1,108,777
                                                                    ------------
                                                                       4,004,510
                                                                    ------------
Finland - 2.1%
Fortum OYJ                                                188,428      3,781,919
Sampo OYJ                                                 216,211      3,431,725
TietoEnator OYJ                                           117,646      3,961,347
                                                                    ------------
                                                                      11,174,991
                                                                    ------------
France - 10.0%
Accor, SA                                                 106,378      5,386,286
BNP Paribas, SA                                            90,088      6,854,890
France Telecom, SA                                        252,580      7,266,364
Gaz de France                                              48,174      1,610,720
Pernod Ricard, SA                                          16,262      2,867,844
Sanofi-Aventis                                             71,963      5,959,731
Societe des Autoroutes Paris-Rhin-Rhone                    21,793      1,466,100
Total, SA                                                  33,393      9,090,126
Veolia Environnement                                      191,521      8,097,048
Vinci, SA                                                  61,083      5,262,421
                                                                    ------------
                                                                      53,861,530
                                                                    ------------

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------
Germany - 3.7%
Deutsche Postbank AG                                       40,909   $  2,237,449
Deutsche Telekom AG                                       132,446      2,413,586
Fraport AG                                                 99,387      5,111,454
Premiere AG(a)                                            148,768      4,171,866
Rhoen-Klinikum AG                                          60,820      2,309,331
SAP AG                                                     20,679      3,583,751
                                                                    ------------
                                                                      19,827,437
                                                                    ------------
Greece - 1.5%
Greek Organisation of Football Prognostics, SA            199,334      6,202,792
Public Power Corp.                                         73,769      1,623,777
                                                                    ------------
                                                                       7,826,569
                                                                    ------------
Hong Kong - 0.7%
Yue Yuen Industrial (Holdings), Ltd.                    1,424,500      3,911,368
                                                                    ------------
Hungary - 1.0%
OTP Bank Rt.                                              136,845      5,380,353
                                                                    ------------
India - 2.2%
ICICI Bank, Ltd.                                          160,569      2,204,324
Industrial Development Bank of India, Ltd.              1,354,940      3,811,486
Oil & Natural Gas Corp., Ltd.                              93,953      2,267,654
Tata Motors, Ltd.                                         296,385      3,613,157
                                                                    ------------
                                                                      11,896,621
                                                                    ------------
Indonesia - 0.4%
PT Telekomunikasi Indonesia                             4,417,000      2,299,936
                                                                    ------------
Israel - 1.0%
Bank Hapoalim, Ltd.                                     1,440,300      5,602,951
                                                                    ------------
Italy - 3.1%
ENI SpA                                                   294,093      8,723,745
Fastweb(a)                                                 71,630      3,210,094
Luxottica Group SpA                                       117,899      2,935,379
Terna SpA                                                 650,049      1,677,759
                                                                    ------------
                                                                      16,546,977
                                                                    ------------
Japan - 11.6%
Daiichi Sankyo Co., Ltd.(a)                               175,300      3,590,314
East Japan Railway Co.                                      1,372      7,843,986
Electric Power Development Co., Ltd.                      104,100      3,476,488
Japan Airlines Corp.                                      529,000      1,403,965
Japan Tobacco, Inc.                                           495      7,816,122
Mitsubishi UFJ Financial Group, Inc.                        1,136     14,873,536
Namco Bandai Holdings, Inc.(a)                            185,100      3,081,739
Nomura Holdings, Inc.                                     627,600      9,764,634
NTT DoCoMo, Inc.                                            2,266      4,058,119
NTT Urban Development Corp.                                   334      1,715,705
Toyota Motor Corp.                                         95,100      4,388,183
                                                                    ------------
                                                                      62,012,791
                                                                    ------------
Luxembourg - 1.0%
SES Global                                                349,758      5,507,008
                                                                    ------------

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------
Malaysia - 0.6%
Telekom Malaysia Berhad                                 1,133,900   $  3,132,350
                                                                    ------------
Mexico - 3.6%
America Movil, SA de CV Series L                          424,518     11,173,314
Grupo Financiero Banorte, SA de CV Series O               183,777      1,642,153
Grupo Televisa, SA (ADR)                                   47,800      3,427,738
Urbi, Desarollos Urbanos, SA de CV(a)                     383,300      2,850,609
                                                                    ------------
                                                                      19,093,814
                                                                    ------------
Netherlands - 1.7%
ING Groep NV                                              309,618      9,229,181
                                                                    ------------
Norway - 1.8%
DNB NOR ASA                                               282,400      2,911,209
Norsk Hydro ASA                                            60,444      6,730,934
                                                                    ------------
                                                                       9,642,143
                                                                    ------------
Peru - 0.3%
Exsa, SA(c)                                             3,527,099      1,772,518
                                                                    ------------
Poland - 0.7%
Polish Oil & Gas(a)                                       491,490        602,676
Polski Koncern Naftowy Orlen, SA                          154,713      3,169,671
                                                                    ------------
                                                                       3,772,347
                                                                    ------------
Russia - 3.8%
AFK Sistema (GDR)(a)(b)                                   114,208      2,798,096
AO VimpelCom (ADR)(a)                                     105,400      4,683,976
Lukoil (ADR)(a)                                            56,832      3,286,026
Mechel Steel Group OAO (ADR)                               82,900      3,024,192
MMC Norilsk Nickel (ADR)                                   34,616      2,746,780
Mobile TeleSystems (ADR)                                   38,100      1,549,908
Uralsvyasinform (ADR)(a)                                  323,000      2,538,780
                                                                    ------------
                                                                      20,627,758
                                                                    ------------
Singapore - 0.8%
DBS Group Holdings, Ltd.                                  208,535      1,951,704
Singapore Airlines, Ltd.                                  309,000      2,121,792
                                                                    ------------
                                                                       4,073,496
                                                                    ------------
South Africa - 3.2%
AngloGold Ashanti, Ltd. (ADR)                              76,309      3,238,554
FirstRand, Ltd.                                         1,885,862      5,030,546
MTN Group, Ltd.                                           587,786      4,871,182
Naspers, Ltd. Cl. N                                       239,167      3,902,292
                                                                    ------------
                                                                      17,042,574
                                                                    ------------
South Korea - 3.7%
Kookmin Bank                                              106,421      6,303,224
   ADR                                                    124,966      7,404,236
KT Freetel Co., Ltd.                                       86,450      2,170,244
LG Electronics, Inc.                                       32,030      2,156,537
LG Philips LCD Co., Ltd. (ADR)(a)                          95,700      1,967,592
                                                                    ------------
                                                                      20,001,833
                                                                    ------------

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------
Spain - 4.5%
Altadis, SA                                               132,587   $  5,944,142
Banco Bilbao Vizcaya Argentaria, SA                       518,387      9,098,011
Indra Sistemas, SA                                        110,868      2,434,631
Red Electrica de Espana                                    88,170      2,520,894
Telefonica, SA                                            256,050      4,201,273
                                                                    ------------
                                                                      24,198,951
                                                                    ------------
Sweden - 0.3%
Eniro AB                                                  160,137      1,868,148
                                                                    ------------
Switzerland - 2.1%
Novartis AG                                                98,834      5,026,628
Roche Holding AG                                           16,418      2,280,962
Swiss Re(a)                                                56,304      3,700,933
                                                                    ------------
                                                                      11,008,523
                                                                    ------------
Taiwan - 3.5%
Advanced Semiconductor Engineering, Inc.(a)             3,326,945      2,260,534
Cathay Financial Holding Co., Ltd.                        681,000      1,272,828
   GDR(b)                                                 217,730      4,058,487
China Steel Corp.                                       5,034,000      4,500,451
Taiwan Semiconductor Manufacturing Co., Ltd.            3,044,144      4,903,553
   ADR                                                    192,539      1,582,671
                                                                    ------------
                                                                      18,578,524
                                                                    ------------
Thailand - 1.1%
PTT Public Co., Ltd.                                      543,600      3,231,536
Siam Commercial Bank Public Co., Ltd.                   1,940,000      2,451,405
                                                                    ------------
                                                                       5,682,941
                                                                    ------------
Trinidad & Tobago - 0.0%
B.W.I.A. International Airways, Ltd.(a)(c)              2,727,272        143,975
                                                                    ------------
Turkey - 2.0%
Turkcell Iletisim Hizmetleri, AS                          645,075      3,545,445
Turkiye Is Bankasi Series C                             1,015,024      7,039,435
                                                                    ------------
                                                                      10,584,880
                                                                    ------------
United Kingdom - 10.4%
Associated British Ports Holdings Plc.                    184,798      1,713,828
BAE Systems Plc.                                        1,959,656     11,890,849
BP Plc.                                                   292,250      3,450,972
Capita Group Plc.                                         379,884      2,527,657
Centrica Plc.                                             922,596      4,011,232
National Grid Transco Plc.                                644,611      6,051,723
Next Plc.                                                 167,546      4,122,116
O2 Plc.(a)                                              2,087,165      5,808,789
Smiths Group Plc.                                         299,587      5,070,796
Tesco Plc.                                                916,716      5,010,623
Vodafone Group Plc.                                     1,949,204      5,071,403
Wolfson Microelectronics Plc.(a)                          277,863      1,137,020
                                                                    ------------
                                                                      55,867,008
                                                                    ------------
Total Common & Preferred Stocks
   (cost $363,251,413)                                               503,234,127
                                                                    ------------

                                                        Principal
                                                         Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 5.3%
Time Deposit - 5.3%
HSBC Bank
   3.81%, 10/03/05
   (cost $28,200,000)                                    $28,200    $ 28,200,000
                                                                    ------------
Total Investments - 98.7%
   (cost $391,451,413)                                               531,434,127
Other assets less liabilities - 1.0%                                   5,484,385
                                                                    ------------
NET ASSETS - 100%                                                   $536,918,512
                                                                    ============

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate market value of these securities amounted to $9,642,426 or 1.8% of net assets.

(c)  Illiquid security, valued at fair value.

     Glossary of terms:

     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt

      24.9% Finance
      15.1% Consumer Services
      12.6% Utilities
      10.8% Energy
       6.1% Technology
       5.7% Basic Industry
       4.8% Healthcare
       3.9% Consumer Staples
       3.1% Transportation
       2.5% Consumer Manufacturing
       2.2% Aerospace & Defense
       1.7% Capital Goods
       1.3% Multi-Industry
       5.3% Short-Term
     -----
     100.0% Total Investments
     =====

     * All data are as of September 30, 2005. The Fund's industry breakdown is expressed as a percentage of total investments and may vary over time.

     Please Note: The industry classifications presented herein are based on the industry categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a) (1)    Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)    Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein International Growth Fund, Inc.


By: /s/ Marc O. Mayer
    -----------------
    Marc O. Mayer
    President

Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -----------------
    Marc O. Mayer
    President

Date: November 28, 2005


By: /s/ Mark D. Gersten
    -------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: November 28, 2005